CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenue	$ 295,762	$ 103,421
Operating Expenses
External provider costs	206,747	66,050
Cost of care	57,566	17,373
Sales and marketing	4,955	1,067
Corporate, general and administrative	40,579	7,748
Depreciation and amortization	13,216	1,501
Acquisition related costs	1,522	0
Total operating expenses	324,585	93,739
Operating (loss) income	(28,822)	9,682
Interest (expense), net	(4,492)	(1,659)
Gain on remeasurement of warrant liabilities	20,757	0
Gain on remeasurement of contingent earnout liabilities	5,794	0
Loss on disposal of fixed assets, net	(50)	0
Gain (loss) on extinguishment of debt, net	1,630	(451)
Other expenses, net	(1,333)	0
Income (loss) before income tax	(6,516)	7,572
Income tax provision	159	0
Net (loss) income	(6,675)	7,572
Net (loss) income attributable to non-controlling interest	0	(29)
Net (loss) income attributable to controlling interest	(6,675)	7,601
Net (loss) income attributable to CareMax, Inc. Class A common stockholders	$ (6,675)	$ 7,601
Weighted average basic shares outstanding	52,620,980	10,796,069
Weighted average diluted shares outstanding	52,620,980	10,796,069
Net (loss) income per share
Basic	$ (0.13)	$ 0.70
Diluted	$ (0.13)	$ 0.70
Medicare
Revenue
Total revenue	$ 233,282	$ 103,051
Medicaid
Revenue
Total revenue	46,493	0
Other Revenue
Revenue
Total revenue	$ 15,987	$ 370